DEFERRED CREDITS	12 Months Ended
Dec. 31, 2011
DEFERRED CREDITS
17.	DEFERRED CREDITS

Reconciliation of deferred credits for the years ended December 31 was as follows:

	2011	2010

Balance, beginning of year	$9.6	$15.5
Adjustment related to utilization of acquired tax losses	–	(5.9)
Balance, end of year	$9.6	$9.6